Employee Benefits	6 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
Employee Benefits

Note 7 - Employee Benefits

In the six month period ended June 30, 2024, there was a decrease in the yield rates of high-quality corporate debentures in Switzerland that are used for discounting a defined benefit obligation.

The effect of the change in the discount rate is an increase in the defined benefit obligation as of June 30, 2024, in the amount of $1,433 thousand which was recognized against other comprehensive income.